FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY

		June 30	December 31
	Fair value	2022	2021
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	35	407
Warrants	Level 2	9	47
Trade receivables from provisionally priced sales	Level 2	131	326
		175	780